Lease liabilities - Schedule of Cash Outflow Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases liabilities
Repayment of lease liabilities	€ 491	€ 733	€ 564
Interest on lease liabilities	87	31
Short-term lease payments	19	23
Cash outflow from leasing	€ 597	€ 787